UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00834

Name of Registrant:	Vanguard Windsor Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—October 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Windsor™ Fund Investor Shares - VWNDX

Windsor™ Fund Admiral™ Shares - VWNEX

Windsor™ II Fund Investor Shares - VWNFX

Windsor™ II Fund Admiral™ Shares - VWNAX

Vanguard Windsor™ Fund

Investor Shares (VWNDX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$30	0.29%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Selection in the consumer discretionary and information technology sectors detracted most from relative performance. Industrials, materials, and real estate also weighed on results. Health care contributed most.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$8,981	$9,315	$9,292
2016	$9,782	$10,193	$10,003
2016	$10,107	$10,744	$10,609
2016	$10,127	$10,637	$10,421
2017	$11,168	$11,608	$11,311
2017	$11,633	$11,880	$11,860
2017	$12,158	$12,223	$12,320
2017	$12,611	$12,528	$12,917
2018	$13,692	$13,607	$14,157
2018	$13,072	$12,771	$13,410
2018	$13,479	$13,389	$14,344
2018	$12,398	$12,909	$13,765
2019	$12,538	$12,953	$13,828
2019	$13,383	$13,929	$15,097
2019	$13,428	$14,085	$15,334
2019	$13,835	$14,356	$15,608
2020	$14,404	$14,880	$16,645
2020	$11,973	$12,395	$14,918
2020	$12,956	$13,238	$16,990
2020	$13,055	$13,270	$17,167
2021	$15,924	$15,489	$20,065
2021	$18,864	$18,087	$22,528
2021	$19,144	$18,444	$23,604
2021	$20,038	$19,077	$24,733
2022	$20,536	$19,110	$23,776
2022	$19,746	$18,326	$21,771
2022	$19,844	$18,180	$21,767
2022	$19,442	$17,742	$20,542
2023	$21,423	$19,028	$21,774
2023	$20,843	$18,548	$22,049
2023	$22,260	$19,686	$24,514
2023	$20,022	$17,766	$22,267
2024	$22,550	$20,185	$25,943
2024	$23,349	$21,037	$26,992
2024	$24,918	$22,599	$29,687
2024	$25,262	$23,269	$30,727
2025	$26,130	$24,129	$32,760
2025	$24,235	$22,836	$30,030
2025	$25,793	$24,586	$34,357
2025	$27,309	$25,863	$37,150

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	8.10%	15.91%	10.57%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$23,758
Number of Portfolio Holdings	133
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$14,842

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	6.7%
Consumer Discretionary	8.8%
Consumer Staples	5.9%
Energy	6.7%
Financials	22.2%
Health Care	16.4%
Industrials	8.9%
Information Technology	9.7%
Materials	5.3%
Real Estate	3.3%
Utilities	3.3%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR22

Vanguard Windsor™ Fund

Admiral™ Shares (VWNEX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.18%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Selection in the consumer discretionary and information technology sectors detracted most from relative performance. Industrials, materials, and real estate also weighed on results. Health care contributed most.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $50,000

	Admiral Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2016	$44,916	$46,574	$46,461
2016	$48,932	$50,965	$50,017
2016	$50,567	$53,720	$53,043
2016	$50,704	$53,185	$52,104
2017	$55,926	$58,039	$56,554
2017	$58,246	$59,400	$59,301
2017	$60,910	$61,114	$61,598
2017	$63,193	$62,642	$64,587
2018	$68,621	$68,035	$70,783
2018	$65,524	$63,857	$67,048
2018	$67,582	$66,944	$71,719
2018	$62,191	$64,543	$68,824
2019	$62,910	$64,764	$69,138
2019	$67,159	$69,644	$75,485
2019	$67,393	$70,423	$76,670
2019	$69,475	$71,781	$78,042
2020	$72,320	$74,400	$83,224
2020	$60,142	$61,974	$74,592
2020	$65,098	$66,190	$84,950
2020	$65,622	$66,350	$85,837
2021	$80,059	$77,445	$100,323
2021	$94,853	$90,436	$112,642
2021	$96,285	$92,218	$118,018
2021	$100,796	$95,383	$123,666
2022	$103,331	$95,548	$118,879
2022	$99,366	$91,628	$108,854
2022	$99,915	$90,901	$108,834
2022	$97,885	$88,709	$102,712
2023	$107,913	$95,140	$108,871
2023	$105,021	$92,739	$110,243
2023	$112,154	$98,429	$122,569
2023	$100,904	$88,828	$111,333
2024	$113,676	$100,926	$129,714
2024	$117,752	$105,187	$134,961
2024	$125,703	$112,996	$148,437
2024	$127,474	$116,343	$153,634
2025	$131,873	$120,644	$163,800
2025	$122,322	$114,181	$150,149
2025	$130,267	$122,932	$171,784
2025	$137,915	$129,313	$185,749

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	8.19%	16.01%	10.68%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$23,758
Number of Portfolio Holdings	133
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$14,842

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	6.7%
Consumer Discretionary	8.8%
Consumer Staples	5.9%
Energy	6.7%
Financials	22.2%
Health Care	16.4%
Industrials	8.9%
Information Technology	9.7%
Materials	5.3%
Real Estate	3.3%
Utilities	3.3%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5022

Vanguard Windsor™ II Fund

Investor Shares (VWNFX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$35	0.33%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  An overweight allocation to information technology and strong selection in consumer discretionary were the biggest contributors to relative performance. Allocation to and selection in communication services also contributed. Industrials and consumer staples detracted modestly.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$9,218	$9,315	$9,292
2016	$9,999	$10,193	$10,003
2016	$10,377	$10,744	$10,609
2016	$10,286	$10,637	$10,421
2017	$11,153	$11,608	$11,311
2017	$11,599	$11,880	$11,860
2017	$11,924	$12,223	$12,320
2017	$12,302	$12,528	$12,917
2018	$13,549	$13,607	$14,157
2018	$12,626	$12,771	$13,410
2018	$13,360	$13,389	$14,344
2018	$12,848	$12,909	$13,765
2019	$12,718	$12,953	$13,828
2019	$13,763	$13,929	$15,097
2019	$13,886	$14,085	$15,334
2019	$14,238	$14,356	$15,608
2020	$14,960	$14,880	$16,645
2020	$12,916	$12,395	$14,918
2020	$14,403	$13,238	$16,990
2020	$14,655	$13,270	$17,167
2021	$17,345	$15,489	$20,065
2021	$20,251	$18,087	$22,528
2021	$21,000	$18,444	$23,604
2021	$21,899	$19,077	$24,733
2022	$21,792	$19,110	$23,776
2022	$20,086	$18,326	$21,771
2022	$20,094	$18,180	$21,767
2022	$19,286	$17,742	$20,542
2023	$20,764	$19,028	$21,774
2023	$20,686	$18,548	$22,049
2023	$22,449	$19,686	$24,514
2023	$20,639	$17,766	$22,267
2024	$23,769	$20,185	$25,943
2024	$24,713	$21,037	$26,992
2024	$26,673	$22,599	$29,687
2024	$26,861	$23,269	$30,727
2025	$28,110	$24,129	$32,760
2025	$26,112	$22,836	$30,030
2025	$28,857	$24,586	$34,357
2025	$30,774	$25,863	$37,150

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	14.57%	16.00%	11.90%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$62,589
Number of Portfolio Holdings	187
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$71,777

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	8.2%
Consumer Discretionary	7.6%
Consumer Staples	4.5%
Energy	4.1%
Financials	16.5%
Health Care	12.7%
Industrials	11.5%
Information Technology	23.2%
Materials	3.4%
Other	1.1%
Real Estate	0.6%
Utilities	2.2%
Other Assets and Liabilities—Net	4.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR73

Vanguard Windsor™ II Fund

Admiral™ Shares (VWNAX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$26	0.24%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  An overweight allocation to information technology and strong selection in consumer discretionary were the biggest contributors to relative performance. Allocation to and selection in communication services also contributed. Industrials and consumer staples detracted modestly.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $50,000

	Admiral Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2016	$46,082	$46,574	$46,461
2016	$50,009	$50,965	$50,017
2016	$51,908	$53,720	$53,043
2016	$51,469	$53,185	$52,104
2017	$55,817	$58,039	$56,554
2017	$58,056	$59,400	$59,301
2017	$59,701	$61,114	$61,598
2017	$61,597	$62,642	$64,587
2018	$67,853	$68,035	$70,783
2018	$63,239	$63,857	$67,048
2018	$66,940	$66,944	$71,719
2018	$64,379	$64,543	$68,824
2019	$63,734	$64,764	$69,138
2019	$68,993	$69,644	$75,485
2019	$69,630	$70,423	$76,670
2019	$71,414	$71,781	$78,042
2020	$75,049	$74,400	$83,224
2020	$64,785	$61,974	$74,592
2020	$72,271	$66,190	$84,950
2020	$73,555	$66,350	$85,837
2021	$87,076	$77,445	$100,323
2021	$101,690	$90,436	$112,642
2021	$105,460	$92,218	$118,018
2021	$109,999	$95,383	$123,666
2022	$109,487	$95,548	$118,879
2022	$100,926	$91,628	$108,854
2022	$100,994	$90,901	$108,834
2022	$96,957	$88,709	$102,712
2023	$104,400	$95,140	$108,871
2023	$104,030	$92,739	$110,243
2023	$112,906	$98,429	$122,569
2023	$103,835	$88,828	$111,333
2024	$119,619	$100,926	$129,714
2024	$124,370	$105,187	$134,961
2024	$134,268	$112,996	$148,437
2024	$135,242	$116,343	$153,634
2025	$141,570	$120,644	$163,800
2025	$131,518	$114,181	$150,149
2025	$145,384	$122,932	$171,784
2025	$155,078	$129,313	$185,749

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	14.67%	16.09%	11.98%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$62,589
Number of Portfolio Holdings	187
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$71,777

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	8.2%
Consumer Discretionary	7.6%
Consumer Staples	4.5%
Energy	4.1%
Financials	16.5%
Health Care	12.7%
Industrials	11.5%
Information Technology	23.2%
Materials	3.4%
Other	1.1%
Real Estate	0.6%
Utilities	2.2%
Other Assets and Liabilities—Net	4.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR573

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
(a) Audit Fees.	$88,000	$90,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$88,000	$90,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,793,970	$1,517,669
Tax Fees.	$1,617,438	$1,916,879
All Other Fees.	$25,000	$268,000
Total.	$5,436,408	$3,702,548

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2025
Vanguard Windsor™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

Windsor Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.2%)
Communication Services (6.7%)
	Alphabet Inc. Class A	2,935,360	825,394
	T-Mobile US Inc.	1,988,991	417,788
	Walt Disney Co.	2,408,154	271,206
*	Live Nation Entertainment Inc.	560,016	83,739
			1,598,127
Consumer Discretionary (8.8%)
*	Amazon.com Inc.	1,296,409	316,609
	Dick's Sporting Goods Inc.	1,183,657	262,121
	Magna International Inc.	5,289,102	249,698
*	Airbnb Inc. Class A	1,540,426	194,926
	NIKE Inc. Class B	2,825,796	182,518
*	Flutter Entertainment plc	728,165	169,364
[1]	Hyatt Hotels Corp. Class A	1,091,945	150,044
	Lear Corp.	1,381,940	144,620
*	Mohawk Industries Inc.	1,060,308	120,493
	Starbucks Corp.	1,431,802	115,790
	PVH Corp.	1,007,007	78,879
	Genuine Parts Co.	533,824	67,961
	Newell Brands Inc.	11,866,202	40,345
			2,093,368
Consumer Staples (5.9%)
	Tyson Foods Inc. Class A	6,870,500	353,212
	Unilever plc (XLON)	3,770,178	226,227
	Dollar General Corp.	2,152,456	212,361
	Kroger Co.	2,887,959	183,761
	Archer-Daniels-Midland Co.	2,893,009	175,114
	Keurig Dr Pepper Inc.	5,130,412	139,342
	Constellation Brands Inc. Class A	660,275	86,747
	Target Corp.	324,560	30,093
			1,406,857
Energy (6.7%)
	SLB Ltd.	8,407,565	303,177
	Valero Energy Corp.	1,627,819	276,013
	Exxon Mobil Corp.	2,203,068	251,943
	ConocoPhillips	2,435,932	216,457
	Shell plc ADR	2,441,558	182,921
	Canadian Natural Resources Ltd.	5,026,098	160,936
	Halliburton Co.	4,722,982	126,765
	NOV Inc.	4,383,136	63,994
	Coterra Energy Inc.	454,877	10,762
			1,592,968
Financials (22.2%)
	Wells Fargo & Co.	7,824,691	680,513
	Morgan Stanley	2,424,025	397,540
	MetLife Inc.	4,403,775	351,509
	Chubb Ltd.	1,186,811	328,675
	Raymond James Financial Inc.	1,982,350	314,540
	Citigroup Inc.	2,929,089	296,512
	Capital One Financial Corp.	1,086,334	238,983
	M&T Bank Corp.	1,297,221	238,520
	Voya Financial Inc.	3,160,885	235,360
	Bank of America Corp.	4,046,219	216,270
	Global Payments Inc.	2,576,323	200,335
	Ally Financial Inc.	4,833,206	188,350
	TPG Inc.	3,300,514	181,660
	Corebridge Financial Inc.	5,279,344	171,895
	Tradeweb Markets Inc. Class A	1,601,475	168,779
*	UBS Group AG (Registered)	4,040,843	155,007
1

Windsor Fund
		Shares	Market Value• ($000)
	CME Group Inc.	582,044	154,527
	Willis Towers Watson plc	489,129	153,146
	Everest Group Ltd.	448,530	141,072
	KeyCorp	7,694,716	135,350
	Equitable Holdings Inc.	2,516,328	124,307
	Goldman Sachs Group Inc.	110,281	87,053
	JPMorgan Chase & Co.	279,339	86,908
	American International Group Inc.	381,925	30,157
			5,276,968
Health Care (16.4%)
	Cardinal Health Inc.	1,481,496	282,625
	CVS Health Corp.	3,283,742	256,624
	UnitedHealth Group Inc.	736,413	251,529
	Humana Inc.	833,896	231,982
*	Cooper Cos. Inc.	3,234,423	226,118
	AstraZeneca plc ADR	2,704,971	222,890
[1]	Fresenius Medical Care AG ADR	8,204,589	220,211
	Agilent Technologies Inc.	1,427,370	208,910
	Sanofi SA ADR	3,751,411	189,746
	Quest Diagnostics Inc.	980,600	172,537
	Haleon plc	37,025,618	172,178
*	Charles River Laboratories International Inc.	947,954	170,698
	Becton Dickinson & Co.	906,771	162,049
*	ICON plc	940,143	161,535
	Baxter International Inc.	8,572,145	158,328
	Bristol-Myers Squibb Co.	3,246,818	149,581
	Medtronic plc	1,519,308	137,801
*	Neurocrine Biosciences Inc.	959,773	137,449
	Pfizer Inc.	4,577,151	112,827
	Cigna Group	298,096	72,858
	Elevance Health Inc.	186,825	59,261
*	Centene Corp.	1,481,347	52,395
	Johnson & Johnson	220,926	41,726
	HCA Healthcare Inc.	89,627	41,200
			3,893,058
Industrials (8.9%)
	Emerson Electric Co.	2,000,545	279,216
	General Dynamics Corp.	764,931	263,825
	Dover Corp.	1,399,875	254,021
	TransUnion	2,450,500	198,932
*	CACI International Inc. Class A	335,270	188,506
	SS&C Technologies Holdings Inc.	2,154,735	182,980
	Techtronic Industries Co. Ltd.	12,910,622	150,590
	Delta Air Lines Inc.	2,116,560	121,448
	Knight-Swift Transportation Holdings Inc.	2,628,381	118,592
*	Builders FirstSource Inc.	910,690	105,795
	Booz Allen Hamilton Holding Corp.	949,373	82,747
	Westinghouse Air Brake Technologies Corp.	320,930	65,611
	Airbus SE	253,502	62,506
	Leidos Holdings Inc.	217,446	41,417
			2,116,186
Information Technology (9.7%)
	ASML Holding NV GDR (Registered)	289,065	306,186
	Accenture plc Class A	1,221,693	305,545
	NXP Semiconductors NV	1,007,396	210,667
*	Dynatrace Inc.	3,907,519	197,603
	Cognizant Technology Solutions Corp. Class A	2,620,169	190,958
	Skyworks Solutions Inc.	2,443,447	189,905
	TE Connectivity plc	633,539	156,491
	Amdocs Ltd.	1,470,560	123,909
*	Synopsys Inc.	264,199	119,899
*	Coherent Corp.	855,965	112,953
*	Nutanix Inc. Class A	1,530,134	109,007
*	Clearwater Analytics Holdings Inc. Class A	5,607,705	103,238
	QUALCOMM Inc.	560,502	101,395
	Cisco Systems Inc.	556,397	40,678
	Broadcom Inc.	103,510	38,260
			2,306,694
2

Windsor Fund
		Shares	Market Value• ($000)
Materials (5.3%)
	Freeport-McMoRan Inc.	6,602,315	275,317
	PPG Industries Inc.	2,527,652	247,078
*	James Hardie Industries plc	11,312,184	236,764
	Reliance Inc.	807,278	227,999
	CRH plc (SGMX)	1,402,621	165,706
	Dow Inc.	3,814,708	90,981
			1,243,845
Real Estate (3.3%)
	Equinix Inc.	305,559	258,506
	Prologis Inc.	2,027,821	251,632
	UDR Inc.	3,694,884	124,481
	AvalonBay Communities Inc.	572,033	99,488
*	CBRE Group Inc. Class A	264,662	40,342
			774,449
Utilities (3.3%)
	Sempra	2,875,508	264,374
	Exelon Corp.	3,872,238	178,588
	Iberdrola SA (XMAD)	8,592,154	174,131
	Eversource Energy	2,221,439	163,964
			781,057
Total Common Stocks (Cost $18,942,880)			23,083,577
Temporary Cash Investments (2.6%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.141%	2,486,493	248,649
		Face Amount ($000)
Repurchase Agreements (1.6%)
	Bank of America Securities, LLC 4.150%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $38,113, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 10/1/2034–10/1/2055, with a value of $38,862)	38,100	38,100
	Bank of America Securities, LLC 4.150%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $80,028, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 6/11/2026–5/15/2050, with a value of $81,600)	80,000	80,000
	Bank of America Securities, LLC 4.160%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $90,031, collateralized by U.S. Government Agency Obligations 2.000%–7.500%, 7/1/2028–10/1/2055, with a value of $91,800)	90,000	90,000
	JP Morgan Securities, LLC 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $85,029, collateralized by U.S. Treasury Obligations 0.000%–4.125%, 1/13/2026–4/30/2029, with a value of $86,700)	85,000	85,000
	Nomura International plc 4.140%, 11/3/2025 (Dated 10/31/2025, Repurchase Value $90,031, collateralized by U.S. Treasury Obligations 0.875%–4.125%, 9/15/2028–8/15/2050, with a value of $91,800)	90,000	90,000
			383,100
Total Temporary Cash Investments (Cost $631,687)			631,749
Total Investments (99.8%) (Cost $19,574,567)			23,715,326
Other Assets and Liabilities—Net (0.2%)			43,014
Net Assets (100%)			23,758,340
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,262.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $31,612 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
3

Windsor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	943	324,109	1,666

See accompanying Notes, which are an integral part of the Financial Statements.
4

Windsor Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $19,325,980)	23,466,677
Affiliated Issuers (Cost $248,587)	248,649
Total Investments in Securities	23,715,326
Investment in Vanguard	579
Cash	26
Cash Collateral Pledged—Futures Contracts	9,654
Receivables for Investment Securities Sold	72,122
Receivables for Accrued Income	20,723
Receivables for Capital Shares Issued	1,303
Variation Margin Receivable—Futures Contracts	452
Total Assets	23,820,185
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $4)	4
Payables for Investment Securities Purchased	16,739
Collateral for Securities on Loan	31,612
Payables to Investment Advisor	3,455
Payables for Capital Shares Redeemed	8,537
Payables to Vanguard	1,498
Total Liabilities	61,845
Net Assets	23,758,340
1 Includes $30,262 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	18,250,923
Total Distributable Earnings (Loss)	5,507,417
Net Assets	23,758,340

Investor Shares—Net Assets
Applicable to 222,594,114 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,012,191
Net Asset Value Per Share—Investor Shares	$22.52

Admiral™ Shares—Net Assets
Applicable to 246,913,714 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,746,149
Net Asset Value Per Share—Admiral Shares	$75.92

See accompanying Notes, which are an integral part of the Financial Statements.
5

Windsor Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	521,833
Interest[2]	24,884
Securities Lending—Net	326
Total Income	547,043
Expenses
Investment Advisory Fees—Note B
Basic Fee	29,820
Performance Adjustment	(14,978)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	10,891
Management and Administrative—Admiral Shares	22,212
Marketing and Distribution—Investor Shares	173
Marketing and Distribution—Admiral Shares	606
Custodian Fees	286
Auditing Fees	43
Shareholders’ Reports and Proxy Fees—Investor Shares	94
Shareholders’ Reports and Proxy Fees—Admiral Shares	94
Trustees’ Fees and Expenses	13
Other Expenses	24
Total Expenses	49,278
Expenses Paid Indirectly	(63)
Net Expenses	49,215
Net Investment Income	497,828
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,414,499
Futures Contracts	20,296
Foreign Currencies	6
Realized Net Gain (Loss)	1,434,801
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(75,561)
Futures Contracts	6,228
Foreign Currencies	260
Change in Unrealized Appreciation (Depreciation)	(69,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,863,556
1	Dividends are net of foreign withholding taxes of $8,797.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,846, $41, and $20, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Windsor Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	497,828	522,717
Realized Net Gain (Loss)	1,434,801	2,254,252
Change in Unrealized Appreciation (Depreciation)	(69,073)	2,657,343
Net Increase (Decrease) in Net Assets Resulting from Operations	1,863,556	5,434,312
Distributions
Investor Shares	(561,695)	(406,808)
Admiral Shares	(2,191,775)	(1,528,891)
Total Distributions	(2,753,470)	(1,935,699)
Capital Share Transactions
Investor Shares	127,894	(180,575)
Admiral Shares	(269,725)	245,151
Net Increase (Decrease) from Capital Share Transactions	(141,831)	64,576
Total Increase (Decrease)	(1,031,745)	3,563,189
Net Assets
Beginning of Period	24,790,085	21,226,896
End of Period	23,758,340	24,790,085

See accompanying Notes, which are an integral part of the Financial Statements.
7

Windsor Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.48	$20.22	$22.74	$26.24	$18.55
Investment Operations
Net Investment Income[1]	.435	.468	.371	.359	.356
Net Realized and Unrealized Gain (Loss) on Investments	1.223	4.632	.236	(1.131)	9.122
Total from Investment Operations	1.658	5.100	.607	(.772)	9.478
Distributions
Dividends from Net Investment Income	(.460)	(.478)	(.358)	(.330)	(.411)
Distributions from Realized Capital Gains	(2.158)	(1.362)	(2.769)	(2.398)	(1.377)
Total Distributions	(2.618)	(1.840)	(3.127)	(2.728)	(1.788)
Net Asset Value, End of Period	$22.52	$23.48	$20.22	$22.74	$26.24
Total Return[2]	8.10%	26.17%	2.99%	-2.97%	53.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,012	$5,063	$4,506	$4,796	$5,728
Ratio of Total Expenses to Average Net Assets[3]	0.29%[4]	0.36%[5]	0.42%[5]	0.38%[5]	0.30%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.10%	1.74%	1.51%	1.49%
Portfolio Turnover Rate	45%	43%	42%	43%	33%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.06%), 0.01%, 0.07%, 0.03%, and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.29%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.36%, 0.42%, and 0.38% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Windsor Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$79.18	$68.17	$76.67	$88.50	$62.58
Investment Operations
Net Investment Income[1]	1.549	1.651	1.323	1.281	1.278
Net Realized and Unrealized Gain (Loss) on Investments	4.096	15.642	.794	(3.820)	30.747
Total from Investment Operations	5.645	17.293	2.117	(2.539)	32.025
Distributions
Dividends from Net Investment Income	(1.627)	(1.688)	(1.281)	(1.203)	(1.460)
Distributions from Realized Capital Gains	(7.278)	(4.595)	(9.336)	(8.088)	(4.645)
Total Distributions	(8.905)	(6.283)	(10.617)	(9.291)	(6.105)
Net Asset Value, End of Period	$75.92	$79.18	$68.17	$76.67	$88.50
Total Return[2]	8.19%	26.33%	3.08%	-2.89%	53.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,746	$19,727	$16,721	$17,300	$18,541
Ratio of Total Expenses to Average Net Assets[3]	0.18%[4]	0.26%[5]	0.32%[5]	0.28%[5]	0.20%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.20%	1.84%	1.61%	1.58%
Portfolio Turnover Rate	45%	43%	42%	43%	33%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.06%), 0.01%, 0.07%, 0.03%, and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.18%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.26%, 0.32%, and 0.28% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Windsor Fund
Notes to Financial Statements
Vanguard Windsor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell
10

Windsor Fund
or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company LLP and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $14,978,000 (0.06%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $579,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2025, these arrangements reduced the fund’s expenses by $63,000 (an annual rate of less than 0.01% of average net assets).
11

Windsor Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,132,239	951,338	—	23,083,577
Temporary Cash Investments	248,649	383,100	—	631,749
Total	22,380,888	1,334,438	—	23,715,326
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,666	—	—	1,666
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	112,537
Total Distributable Earnings (Loss)	(112,537)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	790,184
Undistributed Long-Term Gains	663,812
Net Unrealized Gains (Losses)	4,053,421
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	5,507,417
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	729,834	1,054,280
Long-Term Capital Gains	2,023,636	881,419
Total	2,753,470	1,935,699
*	Includes short-term capital gains, if any.
12

Windsor Fund
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,662,301
Gross Unrealized Appreciation	5,509,545
Gross Unrealized Depreciation	(1,456,520)
Net Unrealized Appreciation (Depreciation)	4,053,025
G.	During the year ended October 31, 2025, the fund purchased $10,488,789,000 of investment securities and sold $12,607,243,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $100,105,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	207,274	9,667	224,298	10,251
Issued in Lieu of Cash Distributions	541,489	26,025	391,779	18,249
Redeemed	(620,869)	(28,712)	(796,652)	(35,753)
Net Increase (Decrease)—Investor Shares	127,894	6,980	(180,575)	(7,253)
Admiral Shares
Issued	601,951	8,286	1,184,703	15,836
Issued in Lieu of Cash Distributions	2,020,574	28,818	1,413,008	19,522
Redeemed	(2,892,250)	(39,337)	(2,352,560)	(31,496)
Net Increase (Decrease)—Admiral Shares	(269,725)	(2,233)	245,151	3,862
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Windsor Funds and Shareholders of Vanguard Windsor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Windsor Fund (one of the funds constituting Vanguard Windsor Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
For corporate shareholders, 51.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $488,768,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $7,739,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $2,079,302,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $16,820,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q220 122025
15

Financial Statements
For the year ended October 31, 2025
Vanguard Windsor™ II Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	15
Tax information	16

Windsor II Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.6%)
Communication Services (8.2%)
	Alphabet Inc. Class C	6,038,695	1,701,825
	Alphabet Inc. Class A	4,249,042	1,194,788
	Meta Platforms Inc. Class A	1,677,258	1,087,450
	Comcast Corp. Class A	13,098,613	364,600
	Verizon Communications Inc.	6,210,000	246,785
	Omnicom Group Inc.	2,978,179	223,423
*	Warner Bros Discovery Inc.	8,571,848	192,438
[1]	WPP plc ADR	5,799,610	110,019
			5,121,328
Consumer Discretionary (7.6%)
*	Amazon.com Inc.	6,823,185	1,666,358
	General Motors Co.	5,911,324	408,413
	Sony Group Corp. ADR	14,375,000	400,919
	Lennar Corp. Class A	2,582,000	319,574
	Magna International Inc.	6,070,932	286,609
	Lowe's Cos. Inc.	1,040,487	247,771
	McDonald's Corp.	820,899	244,981
	Home Depot Inc.	642,019	243,704
	Booking Holdings Inc.	41,500	210,726
*	Aptiv plc	2,184,500	177,163
	Starbucks Corp.	1,302,466	105,330
*	Ulta Beauty Inc.	174,860	90,906
	NIKE Inc. Class B	1,385,206	89,471
	Alibaba Group Holding Ltd. ADR	480,961	81,970
	BorgWarner Inc. (XNYS)	1,749,200	75,146
	Lithia Motors Inc.	192,000	60,303
	Trip.com Group Ltd. ADR	399,359	28,215
			4,737,559
Consumer Staples (4.5%)
	Procter & Gamble Co.	5,237,054	787,496
	Coca-Cola Co.	7,827,765	539,333
	Constellation Brands Inc. Class A	1,867,700	245,379
	Mondelez International Inc. Class A	3,925,798	225,576
	Kraft Heinz Co.	8,740,000	216,140
	Unilever plc (XLON)	3,212,400	192,758
	PepsiCo Inc.	1,236,308	180,612
	Nestle SA (Registered)	1,245,887	119,043
	Unilever plc ADR	1,737,298	104,568
[1]	Anheuser-Busch InBev SA ADR	1,241,500	75,607
	J M Smucker Co.	722,500	74,815
	Conagra Brands Inc.	3,377,300	58,056
			2,819,383
Energy (4.1%)
[2]	APA Corp.	18,764,967	425,026
	Exxon Mobil Corp.	3,220,781	368,328
	Shell plc ADR	3,545,512	265,630
	ConocoPhillips	2,775,432	246,625
	NOV Inc.	16,773,088	244,887
	TotalEnergies SE ADR	3,828,479	238,285
	SLB Ltd.	6,152,200	221,848
	Coterra Energy Inc.	9,097,000	215,235
	Ovintiv Inc. (XNYS)	4,662,510	174,891
	Baker Hughes Co.	2,875,700	139,213
	Murphy Oil Corp.	1,372,052	38,829
			2,578,797
Financials (16.5%)
	Bank of America Corp.	18,302,357	978,261
	American International Group Inc.	9,135,175	721,313

Windsor II Fund
		Shares	Market Value• ($000)
	Visa Inc. Class A	1,895,001	645,703
	Wells Fargo & Co.	7,134,574	620,494
	US Bancorp	12,767,300	595,978
	Blackstone Inc.	3,653,571	535,760
	Citigroup Inc.	4,826,553	488,592
	Capital One Financial Corp.	2,206,000	485,298
	Intercontinental Exchange Inc.	2,765,006	404,493
	JPMorgan Chase & Co.	1,230,305	382,772
	Ameriprise Financial Inc.	722,754	327,241
	State Street Corp.	2,562,678	296,399
	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	292,433
	Charles Schwab Corp.	2,971,775	280,892
	Truist Financial Corp.	5,555,488	247,941
	PNC Financial Services Group Inc.	1,352,000	246,808
	Chubb Ltd.	859,460	238,019
	Citizens Financial Group Inc.	4,332,151	220,377
	HSBC Holdings plc ADR	2,888,300	202,383
	Cullen / Frost Bankers Inc.	1,577,000	194,192
	Marsh & McLennan Cos. Inc.	1,070,006	190,622
	American Express Co.	524,870	189,336
	Mastercard Inc. Class A	336,440	185,712
	CME Group Inc.	647,080	171,793
	Goldman Sachs Group Inc.	208,565	164,635
	First Citizens BancShares Inc. Class A	77,458	141,347
	NatWest Group plc	18,280,043	140,729
	Corebridge Financial Inc.	4,176,900	136,000
	BNP Paribas SA	1,680,100	130,137
	Fidelity National Information Services Inc.	1,849,000	115,599
	ING Groep NV	4,497,433	112,299
*	Fiserv Inc.	1,632,531	108,873
	Hartford Insurance Group Inc.	845,600	105,007
	Commerce Bancshares Inc.	511,515	26,921
*	Sony Financial Group Inc. ADR	2,875,000	14,289
			10,338,648
Health Care (12.7%)
	HCA Healthcare Inc.	2,349,400	1,079,972
	UnitedHealth Group Inc.	2,149,384	734,144
	Medtronic plc	7,780,985	705,735
	Elevance Health Inc.	1,920,938	609,322
	Danaher Corp.	2,235,112	481,398
	Merck & Co. Inc.	5,138,880	441,841
	Cigna Group	1,533,173	374,723
	GE HealthCare Technologies Inc.	4,321,615	323,905
	Eli Lilly & Co.	371,606	320,644
	Amgen Inc.	990,000	295,446
*	Boston Scientific Corp.	2,666,509	268,571
	Roche Holding AG	705,449	228,509
[1]	Alcon AG	2,918,000	215,611
	Humana Inc.	737,300	205,109
	Thermo Fisher Scientific Inc.	358,569	203,448
	AstraZeneca plc ADR	1,696,150	139,763
	Abbott Laboratories	1,117,297	138,120
*	Vertex Pharmaceuticals Inc.	316,882	134,855
	CVS Health Corp.	1,639,400	128,119
[3]	Siemens Healthineers AG	2,246,406	125,911
	AbbVie Inc.	516,367	112,589
	Zoetis Inc.	771,848	111,216
[1]	GSK plc ADR	2,132,315	99,920
	EssilorLuxottica SA	247,231	90,541
	Zimmer Biomet Holdings Inc.	890,208	89,519
	Labcorp Holdings Inc.	307,000	77,966
*	Centene Corp.	2,029,988	71,801
*	Solventum Corp.	988,000	68,212
	Sanofi SA ADR	1,320,391	66,785
			7,943,695
Industrials (11.5%)
	General Dynamics Corp.	2,153,371	742,698
	Parker-Hannifin Corp.	854,000	659,997
	RTX Corp.	2,550,300	455,228

Windsor II Fund
		Shares	Market Value• ($000)
	Northrop Grumman Corp.	692,542	404,064
	FedEx Corp.	1,318,440	334,646
*	Uber Technologies Inc.	3,352,276	323,495
*	Boeing Co.	1,505,915	302,719
	Delta Air Lines Inc.	4,870,742	279,483
	Cummins Inc.	592,072	259,138
	Waste Management Inc.	1,284,078	256,520
	AMETEK Inc.	1,170,679	236,606
	Jacobs Solutions Inc.	1,508,188	234,991
	PACCAR Inc.	2,374,480	233,649
*	United Airlines Holdings Inc.	2,299,637	216,258
	Deere & Co.	450,262	207,854
	Oshkosh Corp.	1,601,000	197,387
	Trane Technologies plc	378,025	169,601
	Old Dominion Freight Line Inc.	1,121,213	157,441
	Fortive Corp.	3,054,000	153,738
	CNH Industrial NV	14,244,399	149,424
	Nordson Corp.	638,515	148,104
	Equifax Inc.	684,720	144,544
	Norfolk Southern Corp.	459,200	130,128
	General Electric Co.	418,530	129,305
	Daimler Truck Holding AG	2,794,014	111,991
	Lockheed Martin Corp.	213,697	105,113
	United Rentals Inc.	102,033	88,889
	Rockwell Automation Inc.	214,681	79,080
	Stanley Black & Decker Inc.	1,155,200	78,230
*	Fluor Corp.	1,403,385	68,443
	Timken Co.	737,700	57,917
	Siemens AG (Registered)	189,874	53,810
*	Air Canada	2,257,900	29,686
			7,200,177
Information Technology (23.2%)
	Microsoft Corp.	5,619,260	2,909,709
	Apple Inc.	6,799,561	1,838,397
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,891,285	1,469,489
	Seagate Technology Holdings plc	3,956,038	1,012,271
*	Workday Inc. Class A	3,260,952	782,367
	Salesforce Inc.	2,305,598	600,401
*	F5 Inc.	2,297,600	581,408
	Applied Materials Inc.	2,351,012	548,021
	Broadcom Inc.	1,475,715	545,468
	QUALCOMM Inc.	2,849,586	515,490
	Accenture plc Class A	2,033,442	508,564
	Telefonaktiebolaget LM Ericsson ADR	49,576,280	500,225
	Samsung Electronics Co. Ltd. (XKRX)	6,199,940	466,708
	Amphenol Corp. Class A	2,153,737	300,102
*	Teledyne Technologies Inc.	540,000	284,483
*	Synopsys Inc.	610,000	276,830
	Analog Devices Inc.	1,067,405	249,911
*	Adobe Inc.	685,000	233,112
	Microchip Technology Inc.	3,676,000	229,456
*	Advanced Micro Devices Inc.	656,360	168,107
	Marvell Technology Inc.	1,742,501	163,342
	Cognizant Technology Solutions Corp. Class A	2,114,500	154,105
	TE Connectivity plc	592,966	146,468
	KLA Corp.	50,578	61,136
			14,545,570
Materials (3.4%)
	Corteva Inc.	6,320,000	388,301
	Martin Marietta Materials Inc.	621,279	380,906
	Ecolab Inc.	1,235,000	316,654
	RPM International Inc.	2,351,000	256,917
	Linde plc	525,227	219,702
	PPG Industries Inc.	2,230,700	218,051
	Air Products & Chemicals Inc.	893,768	216,819
	Olin Corp.	4,577,800	94,761
			2,092,111
Other (1.1%)
	SPDR S&P 500 ETF Trust	1,001,977	683,409

Windsor II Fund
		Shares	Market Value• ($000)
Real Estate (0.6%)
*	CBRE Group Inc. Class A	1,398,326	213,147
	Equity LifeStyle Properties Inc.	2,830,000	172,771
			385,918
Utilities (2.2%)
	Atmos Energy Corp.	2,210,000	379,501
	Dominion Energy Inc.	5,260,200	308,721
	Xcel Energy Inc.	3,638,000	295,297
	American Water Works Co. Inc.	1,872,493	240,484
	PPL Corp.	4,609,715	168,347
			1,392,350
Total Common Stocks (Cost $36,534,911)			59,838,945
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.141% (Cost $2,761,332)	27,618,631	2,761,863
Total Investments (100.0%) (Cost $39,296,243)			62,600,808
Other Assets and Liabilities—Net (0.0%)			(11,740)
Net Assets (100%)			62,589,068
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $68,615.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $125,911, representing 0.2% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $70,806 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	1,690	580,853	22,575

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $36,058,409)	59,413,919
Affiliated Issuers (Cost $3,237,834)	3,186,889
Total Investments in Securities	62,600,808
Investment in Vanguard	1,527
Cash Collateral Pledged—Futures Contracts	38,470
Foreign Currency, at Value (Cost $2,211)	2,431
Receivables for Investment Securities Sold	116,580
Receivables for Accrued Income	68,282
Receivables for Capital Shares Issued	7,086
Variation Margin Receivable—Futures Contracts	1,662
Total Assets	62,836,846
Liabilities
Due to Custodian	1,187
Payables for Investment Securities Purchased	79,483
Collateral for Securities on Loan	70,806
Payables to Investment Advisor	18,994
Payables for Capital Shares Redeemed	73,508
Payables to Vanguard	3,800
Total Liabilities	247,778
Net Assets	62,589,068
1 Includes $68,615 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	33,388,740
Total Distributable Earnings (Loss)	29,200,328
Net Assets	62,589,068

Investor Shares—Net Assets
Applicable to 236,872,789 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,897,317
Net Asset Value Per Share—Investor Shares	$50.23

Admiral™ Shares—Net Assets
Applicable to 568,865,265 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,691,751
Net Asset Value Per Share—Admiral Shares	$89.11

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	1,035,848
Dividends—Affiliated Issuers	18,765
Interest—Unaffiliated Issuers	1,561
Interest—Affiliated Issuers	112,073
Securities Lending—Net	1,207
Total Income	1,169,454
Expenses
Investment Advisory Fees—Note B
Basic Fee	73,242
Performance Adjustment	(1,465)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	23,477
Management and Administrative—Admiral Shares	57,673
Marketing and Distribution—Investor Shares	397
Marketing and Distribution—Admiral Shares	1,524
Custodian Fees	1,539
Auditing Fees	45
Shareholders’ Reports and Proxy Fees—Investor Shares	317
Shareholders’ Reports and Proxy Fees—Admiral Shares	337
Trustees’ Fees and Expenses	32
Other Expenses	59
Total Expenses	157,177
Expenses Paid Indirectly	(12)
Net Expenses	157,165
Net Investment Income	1,012,289
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	5,885,356
Investment Securities Sold—Affiliated Issuers	70
Futures Contracts	77,489
Foreign Currencies	(309)
Realized Net Gain (Loss)	5,962,606
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	1,281,846
Investment Securities—Affiliated Issuers	(13,927)
Futures Contracts	23,413
Foreign Currencies	1,178
Change in Unrealized Appreciation (Depreciation)	1,292,510
Net Increase (Decrease) in Net Assets Resulting from Operations	8,267,405
1	Dividends are net of foreign withholding taxes of $18,268.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,012,289	989,469
Realized Net Gain (Loss)	5,962,606	5,113,810
Change in Unrealized Appreciation (Depreciation)	1,292,510	8,819,874
Net Increase (Decrease) in Net Assets Resulting from Operations	8,267,405	14,923,153
Distributions
Investor Shares	(1,131,000)	(589,729)
Admiral Shares	(4,731,797)	(2,324,623)
Total Distributions	(5,862,797)	(2,914,352)
Capital Share Transactions
Investor Shares	(375,026)	(992,473)
Admiral Shares	(575,331)	(191,726)
Net Increase (Decrease) from Capital Share Transactions	(950,357)	(1,184,199)
Total Increase (Decrease)	1,454,251	10,824,602
Net Assets
Beginning of Period	61,134,817	50,310,215
End of Period	62,589,068	61,134,817

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.51	$39.23	$39.39	$48.48	$34.85
Investment Operations
Net Investment Income[1]	.750	.736	.672	.585	.502
Net Realized and Unrealized Gain (Loss) on Investments	5.636	10.800	1.923	(6.039)	15.971
Total from Investment Operations	6.386	11.536	2.595	(5.454)	16.473
Distributions
Dividends from Net Investment Income	(.757)	(.769)	(.647)	(.566)	(.516)
Distributions from Realized Capital Gains	(3.909)	(1.487)	(2.108)	(3.070)	(2.327)
Total Distributions	(4.666)	(2.256)	(2.755)	(3.636)	(2.843)
Net Asset Value, End of Period	$50.23	$48.51	$39.23	$39.39	$48.48
Total Return[2]	14.57%	30.15%	7.02%	-11.93%	49.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,897	$11,834	$10,381	$10,747	$13,734
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.33%[5]	0.34%[5]	0.34%[5]	0.34%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.61%	1.69%	1.38%	1.15%
Portfolio Turnover Rate	22%	22%	17%	18%	20%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.01%), (0.01%), (0.01%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.33%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.34%, and 0.34%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$86.06	$69.60	$69.89	$86.03	$61.84
Investment Operations
Net Investment Income[1]	1.403	1.372	1.248	1.098	.950
Net Realized and Unrealized Gain (Loss) on Investments	9.995	19.156	3.406	(10.716)	28.341
Total from Investment Operations	11.398	20.528	4.654	(9.618)	29.291
Distributions
Dividends from Net Investment Income	(1.413)	(1.429)	(1.204)	(1.074)	(.972)
Distributions from Realized Capital Gains	(6.935)	(2.639)	(3.740)	(5.448)	(4.129)
Total Distributions	(8.348)	(4.068)	(4.944)	(6.522)	(5.101)
Net Asset Value, End of Period	$89.11	$86.06	$69.60	$69.89	$86.03
Total Return[2]	14.67%	30.25%	7.09%	-11.86%	49.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,692	$49,301	$39,929	$39,677	$46,833
Ratio of Total Expenses to Average Net Assets[3]	0.24%[4]	0.25%[5]	0.26%[5]	0.26%[5]	0.26%
Ratio of Net Investment Income to Average Net Assets	1.70%	1.69%	1.77%	1.46%	1.22%
Portfolio Turnover Rate	22%	22%	17%	18%	20%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.01%), (0.01%), (0.01%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.24%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.25%, 0.26%, and 0.26%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Notes to Financial Statements
Vanguard Windsor II Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Windsor II Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Sanders Capital, LLC, Lazard Asset Management LLC, Hotchkis and Wiley Capital Management, LLC, and Aristotle Capital Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Sanders Capital, LLC, is subject to quarterly adjustments based on performance relative to the Russell 3000 Index for the preceding five years. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Investable Market 2500 Index for the preceding five years. The basic fee of Aristotle Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years.
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.12% of the fund’s average net assets, before a net decrease of $1,465,000 (less than 0.01%) based on performance.
In November 2025, the board of trustees approved Harris Associates L.P. as an investment advisor to the fund, replacing Lazard Asset Management LLC. Sanders Capital, LLC, Hotchkis and Wiley Capital Management, LLC, Aristotle Capital Management, LLC, and Harris Associates L.P. will each manage approximately 25% of the fund. This advisor change could result in portfolio transactions that may generate capital gains distributions.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,527,000, representing less than 0.01% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2025, these arrangements reduced the fund’s management and administrative expenses by $11,000 and custodian fees by $1,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.

Windsor II Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	58,066,509	1,772,436	—	59,838,945
Temporary Cash Investments	2,761,863	—	—	2,761,863
Total	60,828,372	1,772,436	—	62,600,808
Derivative Financial Instruments
Assets
Futures Contracts[1]	22,575	—	—	22,575
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	346,198
Total Distributable Earnings (Loss)	(346,198)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	643,573
Undistributed Long-Term Gains	5,317,189
Net Unrealized Gains (Losses)	23,243,919
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(4,353)
Total	29,200,328
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,387,838	1,467,538
Long-Term Capital Gains	4,474,959	1,446,814
Total	5,862,797	2,914,352
*	Includes short-term capital gains, if any.

Windsor II Fund
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,358,468
Gross Unrealized Appreciation	24,901,401
Gross Unrealized Depreciation	(1,659,061)
Net Unrealized Appreciation (Depreciation)	23,242,340
G.	During the year ended October 31, 2025, the fund purchased $12,991,379,000 of investment securities and sold $19,375,134,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	435,210	9,308	450,354	10,236
Issued in Lieu of Cash Distributions	1,101,517	24,929	574,069	13,273
Redeemed	(1,911,753)	(41,330)	(2,016,896)	(44,162)
Net Increase (Decrease)—Investor Shares	(375,026)	(7,093)	(992,473)	(20,653)
Admiral Shares
Issued	1,782,558	21,706	2,454,686	30,481
Issued in Lieu of Cash Distributions	4,420,329	56,397	2,176,261	28,333
Redeemed	(6,778,218)	(82,133)	(4,822,673)	(59,595)
Net Increase (Decrease)—Admiral Shares	(575,331)	(4,030)	(191,726)	(781)
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
APA Corp.	NA1	63,062	—	—	(14,141)	18,765	—	425,026
Vanguard Market Liquidity Fund	2,028,453	NA2	NA2	70	214	112,073	—	2,761,863
Total	2,028,453	63,062	—	70	(13,927)	130,838	—	3,186,889
1	Not applicable—at October 31, 2024, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

Windsor II Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Windsor Funds and Shareholders of Vanguard Windsor II Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Windsor II Fund (one of the funds constituting Vanguard Windsor Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 57.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $981,216,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $55,693,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $4,794,564,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q730 122025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

VANGUARD WINDSOR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.